Allowances for Loan Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Allowance for Credit Loss [Abstract]
Allowances for Loan Losses
5.	ALLOWANCE FOR LOAN LOSSES
The segments of the Company’s loan portfolio are disaggregated to a level that allows management to monitor risk and performance. The loan segments used are consistent with the internal reports evaluated by the Company’s management and Board of Directors to monitor risk and performance within various segments of its loan portfolio and, therefore, no further disaggregation is considered necessary. The Company’s loan portfolio consists primarily of real estate loans on commercial and residential property. The portfolio also includes agricultural loans, commercial loans, municipal loans, and consumer loans.
The Company’s primary lending activity is the origination of commercial loans extended to small and mid-sized
commercial and industrial entities.
Commercial loans are primarily underwritten on the basis of the borrowers’ ability to service such debt from income. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. As a general practice, the Company takes as collateral a security interest in any equipment, or other chattel, although loans may also be made on an unsecured basis. Collateralized working capital loans typically are secured by short-term assets whereas long-term loans are primarily secured by long-term assets.
Construction and Land loans are to finance the construction of owner-occupied and income producing properties. These loans are categorized within commercial or one-to-four
family residential loans based upon the underlying collateral and intended use following the completion of the construction period. Real estate development and construction loans are approved based on an analysis of the borrower and guarantor, the viability of the project and on an acceptable percentage of the appraised value of the property securing the loan. Construction loan funds are disbursed periodically based on the percentage of construction or development completed. The Company carefully monitors these loans with on-site
inspections and requires the receipt of lien waivers on funds advanced. The Company considers the market conditions and feasibility of proposed projects, the financial condition and reputation of the borrower and guarantors, the amount of the borrower’s equity in the project, independent appraisals, cost estimates and pre-construction
sale information. The Company also makes loans on occasion for the purchase of land for future development by the borrower. Land loans are extended for the future development for either commercial or residential use by the borrower. The Company carefully analyzes the intended use of the property and the viability thereof.
The Company’s commercial real estate loans consist of mortgage loans secured by nonresidential real estate, such as by apartment buildings, small office buildings, and owner-occupied properties. Commercial real estate loans are secured by the subject property and are underwritten based on loan to value limits, cash flow coverage and general creditworthiness of the obligors. These loans tend to involve larger loan balances and their repayment is typically dependent upon the successful operation and management of the underlying real estate.
Residential real estate loans are underwritten based on the borrower’s repayment capacity and source, value of the underlying property, credit history and stability. These loans are secured by a first or second mortgage on the borrower’s principal residence or their second/vacation home (excluding investment/rental property).

In addition to the main types of loans discussed above, the Company also originates agricultural loans, consumer loans, and municipal loans. The agricultural loan portfolio consists of loans to local farmers and agricultural businesses that are generally secured by farmland and equipment. The consumer loan portfolio consists of lending in the form of home equity loans secured by financed property and personal consumer loans, which may be secured or unsecured. The municipal loan portfolio consists of loans to qualified local municipalities, which are generally supported by the taxing authority of the borrowing municipality, and is frequently secured by collateral.
Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses the Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: agriculture loans, commercial real estate loans, commercial loans, residential real estate loans, consumer loans, and municipal loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a four-year period for all portfolio segments.
Certain qualitative factors are then added to the historical allocation percentage to get the adjusted factor to be applied to non-classified
loans. The following qualitative factors are analyzed for each portfolio segment:

•	Levels of and trends in delinquencies

•	Trends in volume and terms

•	Changes in collateral

•	Changes in management and lending staff

•	Economic trends

•	Concentrations of credit

•	Changes in lending policies

•	External factors

•	Changes in underwriting process

•	Trends in credit quality ratings
These qualitative factors are reviewed each quarter and adjusted based upon relevant changes within the portfolio.
The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the Consolidated Balance Sheet date. The Company considers the allowance for loan losses adequate to cover loan losses inherent in the loan portfolio at June 30, 2022 and December 31, 2021.

The following table summarizes the activity in the allowance for loan losses by loan class for the three month periods ended June 30, 2022 and 2021.

	Agriculture Loans	Commercial Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
(In Thousands)	For the Three Months Ended June 30, 2022

Allowance for loan losses:
Beginning balance	$20	$585	$1,070	$1,728	$13	$15	$12	$3,443
Charge-offs	—	(1)	(1)	—	—	—	—	(2)
Recoveries	—	5	—	49	—	—	—	54
Provision	(3)	(83)	717	(230)	8	(2)	(12)	395

Ending balance	$17	$506	$1,786	$1,547	$21	$13	$0	$3,890

	For the Three Months Ended June 30, 202 1
Allowance for loan losses:
Beginning balance	$105	$315	$315	$1,674	$24	$18	$336	$2,787
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	19	—	25	—	—	—	44
Provision	(7)	18	25	(29)	(1)	(2)	40	44

Ending balance	$98	$352	$340	$1,670	$23	$16	$376	$2,875

The following table summarizes the activity in the allowance for loan losses by loan class for the six month periods ended June 30, 2022 and 2021.

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
(In Thousands)	For the Six Months Ended June 30, 2022
Allowance for loan losses:
Beginning balance	$23	$582	$799	$1,634	$22	$15	$77	$3,152
Charge-offs	—	(1)	(1)	—	—	—	—	(2)
Recoveries	—	7	—	56	2	—	—	65
Provision	(6)	(82)	988	(143)	(3)	(2)	(77)	675

Ending balance	$17	$506	$1,786	$1,547	$21	$13	$0	$3,890

	For the Six Months Ended June 30, 2021
Allowance for loan losses:
Beginning balance	$120	$290	$314	$1,702	$35	$18	$310	$2,789
Charge-offs	—	—	—	(49)	(3)	—	—	(52)
Recoveries	—	19	—	27	1	—	—	47
Provision	(22)	43	26	(10)	(10)	(2)	66	91

Ending balance	$98	$352	$340	$1,670	$23	$16	$376	$2,875

The increase in the allowance for loan losses allocated to the commercial real estate loans can be attributed to the risk associated with the increased balances in commercial real estate loans. The decreased allocation in the allowance for loan losses allocated to residential real estate loans can be attributed to an increased balance of loans individually assessed for impairment as of June 30, 2022, which required no reserve based on the estimated recoverable value of collateral in comparison to the outstanding balance due on these credits. Please see the “Credit Quality Information” section below for further details.
The following table illustrates the balance of loans individually evaluated vs. collectively evaluated for impairment at June 30, 2022 and December 31, 2021.

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
(In Thousands)	As of June 30, 2022
Allowance for loan losses:
Ending balance	$17	$506	$1,786	$1,547	$21	$13	$0	$3,890

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$17	$506	$1,786	$1,547	$21	$13	$0	$3,890

Loans:
Ending balance	$7,710	$90,979	$435,588	$241,401	$8,689	$5,814		$790,181

Ending balance: individually evaluated for impairment	$200	$2,451	$2,501	$3,145	$—	$—		$8,297

Ending balance: loans acquired with deteriorated credit quality	$—	$601	$4,369	$597	$—	$—		$5,567

Ending balance: collectively evaluated for impairment	$7,510	$87,927	$428,718	$237,659	$8,689	$5,814		$776,317

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
(In Thousands)	As of December 31, 2021
Allowance for loan losses:
Ending balance	$23	$582	$799	$1,634	$22	$15	77	$3,152

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$23	$582	$799	$1,634	$22	$15	77	$3,152

Loans:
Ending balance	$9,341	$122,378	$338,749	$231,302	$7,087	$6,182		$715,039

Ending balance: individually evaluated for impairment	$—	$42	$—	$709	$—	$—		$751

Ending balance: loans acquired with deteriorated credit quality	$—	$512	$4,394	$650	$—	$—		$5,556

Ending balance: collectively evaluated for impairment	$9,341	$121,824	$334,355	$229,943	$7,087	$6,182		$708,732

The Company evaluated whether loans acquired in the Merger were within the scope of ASC
310-30,
Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality. Purchased credit-impaired loans (“PCI”) are loans that have evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not collect all contractually required principal and interest payments. The fair value of purchased credit-impaired loans, on the acquisition date, was determined, primarily based on the fair value of loan collateral. The carrying value of purchased loans acquired with deteriorated credit quality as a result of the Merger was

$
5,249
and $
5,556
at June 30, 2022 and December 31, 2021, respectively.

On the acquisition date, the preliminary estimate of the unpaid principal balance for all PCI loans acquired through the Merger was $
6,627
and the estimated fair value of the loans was $
5,384
. Total contractually required payments on these loans, including interest, at acquisition was $
8,509
. The Company’s preliminary estimate of expected cash flows was $
5,793
at the acquisition date. The Company established a credit risk related non-accretable discount of $
2,716
relating to these impaired loans, reflected in the recorded net fair value. The Company further estimated the timing and amount of expected cash flows in excess of the estimated fair value and established an accretable discount of $
409
relating to these impaired
loans.

The following table provides activity for the accretable yield of PCI loans for the three and six months ended June 30, 2022:

(In Thousands)	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022

Accretable yield, beginning of period	$206	$307
Additions	—	—
Accretion of income	(25)	(126)
Reclassifications from nonaccretable difference due to improvement in expected cash flows	—	—
Other changes, net	—	—
Accretable yield, end of period	$181	$181

Credit Quality Information
The following tables represent credit exposures by internally assigned grades as of June 30, 2022 and December 31, 2021. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all.
The Company’s internally assigned grades are as follows:
Pass – loans that are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral. There are four sub-grades
within the Pass category to further distinguish the loan.
Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.
Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.
Doubtful – loans classified as Doubtful have all the weaknesses inherent in a Substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.
Loss – loans classified as a Loss are considered uncollectible and are immediately charged against allowances.

The following table presents the classes of the loan portfolio summarized by the internal risk rating system as of June 30, 2022 and December 31, 2021:

(In Thousands)		Special
As of June 30, 2022	Pass	Mention	Substandard	Doubtful	Total
Agriculture loans	$7,510	$—	$200	$—	$7,710
Commercial and PPP loans	86,141	1,785	3,053	—	90,979
Commercial real estate loans	428,458	310	4,743	2,077	435,588
Residential real estate loans	236,123	1,453	3,202	623	241,401
Consumer loans	8,689	—	—	—	8,689
Municipal loans	5,814	—	—	—	5,814

Total	$772,735	$3,548	$11,198	$2,700	$790,181

(In Thousands)		Special
As of December 31, 2021	Pass	Mention	Substandard	Doubtful	Total
Agriculture loans	$9,341	$—	$—	$—	$9,341
Commercial and PPP	117,918	3,757	703	—	122,378
Commercial real estate loans	332,156	2,077	4,516	—	338,749
Residential real estate loans	228,664	1,657	981	—	231,302
Consumer loans	7,087	—	—	—	7,087
Municipal loans	6,182	—	—	—	6,182

Total	$701,348	$7,491	$6,200	$—	$715,039

The following tables present an aging analysis of the recorded investment of past-due
loans.

	June 30, 2022
(In Thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Purchased Credit Impaired Loans	Total Loans	Total > 90 Days and Accruing

Agriculture loans	$154	$—	$—	$154	$7,556	$—	$7,710	$—
Commercial and PPP loans	—	21	—	21	90,958	—	90,979	—
Commercial real estate loans	460	140	—	600	430,623	4,365	435,588	—
Residential real estate loans	1,467	210	338	2,015	239,386	—	241,401	—
Consumer loans	15	2	—	17	8,672	—	8,689	—
Municipal loans		—	—	—	5,814	—	5,814	—

Total	$2,096	$373	$338	$2,807	$783,009	$4,365	$790,181	$—

	December 31, 2021
(In Thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Purchased Credit Impaired Loans	Total Loans	Total > 90 Days and Accruing
Agriculture loans	$83	$—	$—	$83	$9,258	$—	$9,341	$—
Commercial and PPP loans	66	—	—	66	121,800	512	122,378	—
Commercial real estate loans	245	—	—	245	334,110	4,394	338,749	—
Residential real estate loans	1,427	211	869	2,507	228,145	650	231,302	762
Consumer loans	31	2	—	33	7,054	—	7,087	—
Municipal loans	—	—	—	—	6,182	—	6,182	—

Total	$1,852	$213	$869	$2,934	$706,549	$5,556	$715,039	$762

Impaired Loans
The following tables present the recorded investment and unpaid principal balances for impaired loans and related allowance, if applicable. Also presented are the average recorded investments and the related amount of interest recognized during the time within the period that the impaired loans were impaired.

	As of June 30, 2022
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Agriculture loans	$200	$200	$—
Commercial loans	2,451	2,471	—
Commercial real estate loans	2,501	2,501	—
Residential real estate loans	3,145	3,269	—
Consumer loans	—	—	—
Municipal loans	—	—	—
With an allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	—	—	—
Commercial real estate loans	—	—	—
Residential real estate loans	—	—	—
Consumer loans	—	—	—
Municipal loans	—	—	—
Total
Agriculture loans	$200	$200	$—
Commercial loans	2,451	2,471	—
Commercial real estate loans	2,501	2,501	—
Residential real estate loans	3,145	3,269	—
Consumer loans	—	—	—
Municipal loans	—	—	—

	$8,297	$8,441	$—

As of December 31, 2021
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	42	61	—
Commercial real estate loans	—	—	—
Residential real estate loans	709	779	—
Consumer loans	—	—	—
Municipal loans	—	—	—

With an allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	—	—	—
Commercial real estate loans	—	—	—
Residential real estate loans	—	—	—
Consumer loans	—	—	—
Municipal loans	—	—	—
	—	—	—
Total
Agriculture loans	$—	$—	$—
Commercial loans	42	61	—
Commercial real estate loans	—	—	—
Residential real estate loans	709	779	—
Consumer loans	—	—	—
Municipal loans	—	—	—

	$751	$840	$—

	For the Three Months Ended June 30,
	2022		2021
(In Thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Agriculture loans	$237	$3	$—	$—
Commercial loans	4,706	66	—	—
Commercial real estate loans	455	4	—	—
Residential real estate loans	3,143	23	213	4
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	8,541	96	213	4
With an allowance recorded:
Agriculture loans	$—	$—	$—	$—
Commercial loans	—		—	—
Commercial real estate loans	—	—	—	—
Residential real estate loans	—	—	—	—
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	—	—	—	—

Total	$8,541	$96	$213	$4

	For the Six Months Ended June 30,
	2022		2021
(In Thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Agriculture loans	$242	$6	$—	$—
Commercial loans	4,935	132	—	—
Commercial real estate loans	461	9	—	—
Residential real estate loans	3,171	48	225	8
Consumer loans	—		—	—
Municipal loans	—		—	—

	$8,809	$195	$225	$8

With an allowance recorded:
Agriculture loans	$—	$—	$—	$—
Commercial loans	—	—	—	—
Commercial real estate loans	—	—	—	—
Residential real estate loans	—	—	—	—
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	—	—	—	—

Total	$8,809	$195	$225	$8

The following table presents nonaccrual loans by classes of the loan portfolio:

(In Thousands)	June 30, 2022	December 31, 2021
Commercial loans	$36	$39
Commercial real estate loans	137	144
Residential real estate loans	1,321	449
Consumer loans	—	2

Total	$1,494	$634

Approximately
$435,588 or 55.1%
of the Bank’s loan portfolio was in commercial real estate loans at June 30, 2022. While the Bank does not have a concentration of credit risk with any single borrower or industry, repayments on loans in these portfolios can be negatively influenced by decreases in real estate values. The Bank mitigates this risk through conservative underwriting policies and procedures. In addition,
 $165,203
of real estate-commercial loans were owner occupied properties as of June 30, 2022. These types of loans are generally considered to involve less risk than nonowner-occupied mortgages.
At June 30, 2022 and December 31, 2021, the carrying amount of borrowings secured by loans pledged to the FHLB under its blanket lien was $0 and $1,120, respectively.
Loan Modifications and Troubled Debt Restructurings (TDRs)
A loan is considered to be a TDR loan when the Company grants a concession to the borrower because of the borrower’s financial condition that it would not otherwise consider. Such concessions include the reduction of interest rates, forgiveness of principal or interest, or other modifications of interest rates that are less than the current market rate for new obligations with similar risk.

The Bank may grant a concession or modification for economic or legal reasons related to a borrower’s financial condition that it would not otherwise consider resulting in a modified loan which is then identified as a troubled debt restructuring (TDR). The Bank may modify loans through rate reductions, extensions of maturity, interest only payments, or payment modifications to better match the timing of cash flows due under the modified terms with the cash flows from the borrowers’ operations. Loan modifications are intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. TDRs are considered impaired loans for purposes of calculating the Bank’s allowance for loan losses.
The Bank identifies loans for potential restructure primarily through direct communication with the borrower and evaluation of the borrower’s financial statements, revenue projections, tax returns, and credit reports. Even if the borrower is not presently in default, management will consider the likelihood that cash flow shortages, adverse economic conditions, and negative trends may result in a payment default in the near future. As of June 30, 2022 and December 31, 2021, the Company had no loans identified as TDRs. There were also no new loan modifications during the periods that were considered TDRs.

6.	ALLOWANCE FOR LOAN LOSSES
The segments of the Company’s loan portfolio are disaggregated to a level that allows management to monitor risk and performance. The loan segments used are consistent with the internal reports evaluated by the Company’s management and Board of Directors to monitor risk and performance within various segments of its loan portfolio and, therefore, no further disaggregation is considered necessary. The Company’s loan portfolio consists primarily of real estate loans on commercial and residential property. The portfolio also includes agricultural loans, commercial loans, municipal loans, and consumer loans.
The Company’s primary lending activity is the origination of commercial loans extended to small and mid-sized
commercial and industrial entities.
Commercial loans are primarily underwritten on the basis of the borrowers’ ability to service such debt from income. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. As a general practice, the Company takes as collateral a security interest in any equipment, or other chattel, although loans may also be made on an unsecured basis. Collateralized working capital loans typically are secured by short-term assets whereas long-term loans are primarily secured by long-term assets.
Construction and Land loans are to finance the construction of owner-occupied and income producing properties. These loans are categorized within commercial or one-to-four
family residential loans based upon the underlying collateral and intended use following the completion of the construction period. Real estate development and construction loans are approved based on an analysis of the borrower and guarantor, the viability of the project and on an acceptable percentage of the appraised value of the property securing the loan. Construction loan funds are disbursed periodically based on the percentage of construction or development completed. The Company carefully monitors these loans with on-site
inspections and requires the receipt of lien waivers on funds advanced. The Company considers the market conditions and feasibility of proposed projects, the financial condition and reputation of the borrower and guarantors, the amount of the borrower’s equity in the project, independent appraisals, cost estimates and pre-construction
sale information. The Company also makes loans on occasion for the purchase of land for future development by the borrower. Land loans are extended for the future development for either commercial or residential use by the borrower. The Company carefully analyzes the intended use of the property and the viability thereof.
The Company’s commercial real estate loans consist of mortgage loans secured by nonresidential real estate, such as by apartment buildings, small office buildings, and owner-occupied properties. Commercial real estate loans are secured by the subject property and are underwritten based on loan to value limits, cash flow coverage and general creditworthiness of the obligors. These loans tend to involve larger loan balances and their repayment is typically dependent upon the successful operation and management of the underlying real estate.
Residential real estate loans are underwritten based on the borrower’s repayment capacity and source, value of the underlying property, credit history and stability. These loans are secured by a first or second mortgage on the borrower’s principal residence or their second/vacation home (excluding investment/rental property).
In addition to the main types of loans discussed above, the Company also originates agricultural loans, consumer loans, and municipal loans. The agricultural loan portfolio consists of loans to local farmers and agricultural businesses that are generally secured by farmland and equipment. The consumer loan portfolio consists of lending in the form of home equity loans secured by financed property and personal consumer loans, which may be secured or unsecured. The municipal loan portfolio consists of loans to qualified local municipalities, which are generally supported by the taxing authority of the borrowing municipality, and is frequently secured by collateral.
Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses the Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: agriculture loans, commercial real estate loans, commercial loans,

residential real estate loans, consumer loans, and municipal loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a four-year period for all portfolio segments.
Certain qualitative factors are then added to the historical allocation percentage to get the adjusted factor to be applied to non-classified
loans. The following qualitative factors are analyzed for each portfolio segment:

•	Levels of and trends in delinquencies

•	Trends in volume and terms

•	Changes in collateral

•	Changes in management and lending staff

•	Economic trends

•	Concentrations of credit

•	Changes in lending policies

•	External factors

•	Changes in underwriting process

•	Trends in credit quality ratings
These qualitative factors are reviewed each quarter and adjusted based upon relevant changes within the portfolio.
The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the Consolidated Balance Sheet date. The Company considers the allowance for loan losses adequate to cover loan losses inherent in the loan portfolio at December 31, 2021 and 2020.
The following table summarizes the activity in the allowance for loan losses by loan class for the years ended December 31, 2021 and 2020.

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
	For the Year Ended December 31, 2021
Allowance for loan losses:
Beginning balance	$120	$290	$314	$1,702	$35	$18	$310	$2,789
Charge-offs	—	(24)	(18)	(297)	—	—	—	(339)
Recoveries	—	22	—	32	—	—	—	54
Provision	(97)	294	503	197	(13)	(3)	(233)	648

Ending balance	$23	$582	$799	$1,634	$22	$15	$77	$3,152

	For the Year Ended December 31, 2020
Allowance for loan losses:
Beginning balance	$152	$312	$255	$1,707	$43	$13	$220	$2,702
Charge-offs	—	—	—	(99)	(12)	—	—	(111)
Recoveries	—	—	—	7	7	—	—	14
Provision	(32)	(22)	59	87	(3)	5	90	184

Ending balance	$120	$290	$314	$1,702	$35	$18	$310	$2,789

The increase in the allowance for loan losses allocated to the commercial loans and commercial real estate loans can be attributed to the increase in the carrying value of loans that have been risk rated as Special Mention and Substandard as of December 31, 2021. Please see the “Credit Quality Information” section below for further details.
The following table illustrates the balance of loans individually evaluated vs. collectively evaluated for impairment at December 31, 2021 and 2020.

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
	As of December 31, 2021
Allowance for loan losses:
Ending balance	$23	$582	$799	$1,634	$22	$15	$77	$3,152

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$23	$582	$799	$1,634	$22	$15	$77	$3,152

Loans:
Ending balance	$9,341	$122,378	$338,749	$231,302	$7,087	$6,182		$715,039

Ending balance: individually evaluated for impairment	$—	$42	$—	$709	$—	$—		$751

Ending balance: loans acquired with deteriorated credit quality	$—	$512	$4,394	$650	$—	$—		$5,556

Ending balance: collectively evaluated for impairment	$9,341	$121,824	$334,355	$229,943	$7,087	$6,182		$708,732

	Agriculture Loans	Commercial Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
	As of December 31, 2020
Allowance for loan losses:
Ending balance	$120	$290	$314	$1,702	$35	$18	310	$2,789

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$120	$290	$314	$1,702	$35	$18	310	$2,789

Loans:
Ending balance	$11,246	$21,534	$27,261	$167,536	$2,514	$6,749		$236,840

Ending balance: individually evaluated for impairment	$—	$2	$—	$295	$—	$—		$297

Ending balance: collectively evaluated for impairment	$11,246	$21,532	$27,261	$167,241	$2,514	$6,749		$236,543

The Company evaluated whether loans acquired in the Merger were within the scope of ASC
310-30,
Receivables— Loans and Debt Securities Acquired with Deteriorated Credit Quality. Purchased credit-impaired loans (“PCI”) are loans that have evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not collect all contractually required principal and interest payments. The fair value of purchased credit-impaired loans, on the acquisition date, was determined, primarily based on the fair value of loan collateral. The carrying value of purchased loans acquired with deteriorated credit quality as a result of the Merger was $5,527 at December 31, 2021.
On the acquisition date, the preliminary estimate of the unpaid principal balance for all PCI loans acquired through the Merger was $6,627 and the estimated fair value of the loans was $5,384. Total contractually required payments on these loans, including interest, at acquisition was $8,509. The Company’s preliminary estimate of expected cash flows was $5,793 at the acquisition date. The Company established a credit risk related non-accretable discount of $2,716 relating to these PCI loans, reflected in the recorded net fair value. The Company further estimated the timing and amount of expected cash flows in excess of the estimated fair value and established an accretable discount of $409 relating to these PCI loans. The remaining unamortized accretable discount at December 31, 2021 totaled $307.
Credit Quality Information
The following tables represent credit exposures by internally assigned grades as of December 31, 2021 and 2020. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all.
The Company’s internally assigned grades are as follows:
Pass – loans that are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral. There are four sub-grades
within the Pass category to further distinguish the loan.
Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.
Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.
Doubtful – loans classified as Doubtful have all the weaknesses inherent in a Substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.
Loss – loans classified as a Loss are considered uncollectible and are immediately charged against allowances.
The following table presents the classes of the loan portfolio summarized by the internal risk rating system as of December 31, 2021 and 2020:

(In Thousands) As of December 31, 2021	Pass	Special Mention	Substandard	Doubtful	Total
Agriculture loans	$9,341	—	—	—	$9,341
Commercial and PPP loans	$117,918	3,757	703	—	$122,378
Commercial real estate loans	$332,156	2,077	4,516	—	$338,749
Residential real estate loans	$228,664	1,657	981	—	$231,302
Consumer loans	$7,087	—	—	—	$7,087
Municipal loans	$6,182	—	—	—	$6,182

Total	$701,348	$7,491	$6,200	$—	$715,039

(In Thousands) As of December 31, 2020	Pass	Special Mention	Substandard	Doubtful	Total
Agriculture loans	$11,246	—	—	—	$11,246
Commercial loans	$21,259	—	275	—	$21,534
Commercial real estate loans	$27,261	—	—	—	$27,261
Residential real estate loans	$166,968	—	568	—	$167,536
Consumer loans	$2,514	—	—	—	$2,514
Municipal loans	$6,749	—	—	—	$6,749

Total	$235,997	$—	$843	$—	$236,840

The following tables present an aging analysis of the recorded investment of past-due
loans.

	December 31, 2021
(In Thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Purchased Credit Impaired Loans	Total Loans	Total > 90 Days and Accruing
Agriculture loans	$83	$—	$—	$83	$9,258	$—	$9,341	$—
Commercial and PPP loans	66	—	—	66	121,800	512	122,378	—
Commercial real estate loans	245	—	—	245	334,110	4,394	338,749	—
Residential real estate loans	1,427	211	869	2,507	228,145	650	231,302	762
Consumer loans	31	2	—	33	7,054	—	7,087	—
Municipal loans	—	—	—	—	6,182	—	6,182	—

Total	$1,852	$213	$869	$2,934	$706,549	$5,556	$715,039	$762

	December 31, 2020
(In Thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Total > 90 Days and Accruing
Agriculture loans	$171	$—	$—	$171	$11,075	$11,246	$—
Commercial loans	66	—	6	72	21,462	21,534	—
Commercial real estate loans	1,297	—	—	1,297	25,964	27,261	—
Residential real estate loans	1,248	831	338	2,417	165,119	167,536	147
Consumer loans	69	26	—	95	2,419	2,514	—
Municipal loans	—	—	—	—	6,749	6,749	—

Total	$2,851	$857	$344	$4,052	$232,788	$236,840	$147

Impaired Loans
The following tables present the recorded investment and unpaid principal balances for impaired loans and related allowance, if applicable. Also presented are the average recorded investments and the related amount of interest recognized during the time within the period that the impaired loans were impaired.

As of December 31, 2021
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	42	61	—
Commercial real estate loans	—	—	—
Residential real estate loans	709	779	—
Consumer loans	—	—	—
Municipal loans	—	—	—
	—	—	—
With an allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	—	—	—
Commercial real estate loans	—	—	—
Residential real estate loans	—	—	—
Consumer loans	—	—	—
Municipal loans	—	—	—
	—	—	—
Total
Agriculture loans	$—	$—	$—
Commercial loans	42	61	—
Commercial real estate loans	—	—	—
Residential real estate loans	709	779	—
Consumer loans	—	—	—
Municipal loans	—	—	—

	$751	$840	$—

As of December 31, 2020
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	2	7	—
Commercial real estate loans	—	—	—
Residential real estate loans	295	332	—
Consumer loans	—	—	—
Municipal loans	—	—	—
With an allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	—	—	—

As of December 31, 2020
	Recorded Investment	Unpaid Principal Balance	Related Allowance
Commercial real estate loans	—	—	—
Residential real estate loans	—	—	—
Consumer loans	—	—	—
Municipal loans	—	—	—
	—	—	—
Total
Agriculture loans	$—	$—	$—
Commercial loans	2	7	—
Commercial real estate loans	—	—	—
Residential real estate loans	295	332	—
Consumer loans	—	—	—
Municipal loans	—	—	—

	$297	$339	$—

For the Year Ended December 31,
	2021		2020
(In Thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Agriculture loans	$—	$—	$—	$—
Commercial loans		—	3	1
Commercial real estate loans	—	—	—	—
Residential real estate loans	759	20	345	11
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	$759	$20	$348	$12

With an allowance recorded:
Agriculture loans	—	—	—	—
Commercial loans	—	—	—	—
Commercial real estate loans	—	—	—	—
Residential real estate loans	—	—	—	—
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	$—	$—	$—	$—

Total	$759	$20	$348	$12

The following table present nonaccrual loans by classes of the loan portfolio:

(In Thousands)	December 31, 2021	December 31, 2020
Agriculture loans	$—	$—
Commercial loans	39	48
Commercial real estate loans	144	—
Residential real estate loans	449	421
Consumer loans	2	—
Municipal loans	—	—

Total	$634	$469

Approximately $338,749 or 47.4% of the Bank’s loan portfolio was in commercial real estate loans at December 31, 2021. While the Bank does not have a concentration of credit risk with any single borrower or industry, repayments on loans in these portfolios can be negatively influenced by decreases in real estate values. The Bank mitigates this risk through conservative underwriting policies and procedures. In addition, $109,226 of real estate-commercial loans were owner occupied properties as of December 31, 2021. These types of loans are generally considered to involve less risk than nonowner-occupied mortgages.
At December 31, 2021 and 2020, the carrying amount of borrowings secured by loans pledged to the FHLB under its blanket lien was $0 and $1,120, respectively.
Loan Modifications and Troubled Debt Restructurings (TDRs)
A loan is considered to be a TDR loan when the Company grants a concession to the borrower because of the borrower’s financial condition that it would not otherwise consider. Such concessions include the reduction of interest rates, forgiveness of principal or interest, or other modifications of interest rates that are less than the current market rate for new obligations with similar risk.
The Bank may grant a concession or modification for economic or legal reasons related to a borrower’s financial condition that it would not otherwise consider resulting in a modified loan which is then identified as a troubled debt restructuring (TDR). The Bank may modify loans through rate reductions, extensions of maturity, interest only payments, or payment modifications to better match the timing of cash flows due under the modified terms with the cash flows from the borrowers’ operations. Loan modifications are intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. TDRs are considered impaired loans for purposes of calculating the Bank’s allowance for loan losses.
The Bank identifies loans for potential restructure primarily through direct communication with the borrower and evaluation of the borrower’s financial statements, revenue projections, tax returns, and credit reports. Even if the borrower is not presently in default, management will consider the likelihood that cash flow shortages, adverse economic conditions, and negative trends may result in a payment default in the near future. As of December 31, 2021 and December 31, 2020, the Company had no loans identified as TDRs. There were also no new loan modifications during the periods that were considered TDRs.
COVID-19
Loan Forbearance Programs
Section 4013 of the CARES Act provides that banks may elect not to categorize a loan modification as a TDR if the loan modification is (1) related to
COVID-19;
(2) executed on a loan that was not more than 30 days past due as of December 31, 2019; and (3) executed between March 1, 2020, and the earlier of (A) 60 days after the date on which the national emergency concerning the novel coronavirus disease (COVID–19) outbreak declared by the President on March 13, 2020, under the National Emergencies Act terminates, or (B) January 1, 2022.
On April 7, 2020, federal banking regulators issued a revised interagency statement that included guidance on their approach for the accounting of loan modifications in light of the economic impact of the
COVID-19
pandemic. The guidance interprets current accounting standards and indicates that a lender can conclude that a borrower is not experiencing financial difficulty if short-term modifications are made in response to
COVID-19,
such as payment deferrals, fee waivers, extensions of repayment terms, or other delays in payment that are insignificant related to the loans in which the borrower is less than 30 days past due on its contractual payments at the time a modification program is implemented.
According to the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised) issued by the federal bank regulatory agencies on April 7, 2020, short-term loan modifications not otherwise eligible under Section 4013 that are made on a good faith basis in response to
COVID-19
to borrowers who were current prior to any relief are not TDRs. This includes short-term (e.g., six months) modifications such as payment deferrals, fee waivers, extensions of repayment terms, or other delays in payment that are insignificant. As of December 31, 2021, the Company had no loans that remain on a CARES Act modification.

In addition, the risk-rating on
COVID-19
modified loans did not change, and these loans will not be considered past due until after the deferral period is over and scheduled payments resume. The credit quality of these loans will be reevaluated after the deferral period ends.